Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	12 Months Ended			24 Months Ended
		Jan. 01, 2019 USD ($)	Dec. 20, 2012 Person VotingRight	Oct. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Lessee Lease Customer	Dec. 31, 2018 USD ($) Lessee Lease Customer	Dec. 31, 2017 USD ($) Lessee Customer	Dec. 31, 2021 USD ($)	Sep. 30, 2018
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Noncontrolling interest					$ 26,266,000	$ 29,178,000
Net income attributable to noncontrolling interests					(168,000)	3,872,000	$ 1,377,000
Write-off intangible assets from the relinquishment of management rights					2,000	835,000
Amortization expense					2,093,000	3,721,000	4,092,000
Foreign currency exchange losses					393,000	1,085,000	156,000
Impairment charges to write-off containers	[1]				$ 7,179,000	12,980,000	3,822,000
Minimum likelihood of tax benefits being recognized					50.00%
Debt issuance cost					$ 9,417,000	10,285,000	27,702,000
Amortization of debt issuance costs					7,369,000	8,400,000	13,201,000
Write off of unamortized debt issuance cost					0		84,000
Direct container expenses paid in various foreign currencies					$ 10,527,000	$ 11,141,000	$ 15,143,000
Percentage of direct container expenses paid in various foreign currencies					23.00%	21.00%	25.00%
Notional amounts					$ 1,030,500,000
Gain (loss) on cash flow hedging instruments					7,000
Derivative instruments are designated						$ 0	$ 0
Notional amount of non-designated interest rate swap and cap agreements					920,500,000	1,227,969,000
Unrealized (loss) gain on derivative instruments, net					(15,442,000)	(5,790,000)	4,094,000
Share-based compensation expense					4,388,000	7,355,000	6,083,000
Addition to net fair value					167,000	49,000
Fair value of net investment in direct financing and sales-type leases					299,275,000	167,758,000
Net investment in direct financing and sales-type leases					295,303,000	167,060,000
Fair value of container leaseback financing receivable					267,551,000
Net of container leaseback financing receivable					271,658,000
Fair value of long-term debt					3,798,683,000	3,394,118,000
Long-term debt					3,797,729,000	3,409,827,000
Right-of-use lease assets					11,276,000
Operating lease liabilities					$ 13,736,000
Discounted approximate incremental borrowing rate					4.17%
ASU 2016-02
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Right-of-use lease assets		$ 12,317,000
Operating lease liabilities		14,815,000
Deferred rent liability		2,575,000
Prepaid rent asset		77,000
Remaining lease payments payable under operating lease contracts		$ 17,548,000
Discounted approximate incremental borrowing rate		4.17%
Receipt of payments on direct financing and sales-type leases, net of income earned						63,847,000	66,846,000
Stock Options And Restricted Stock Units | Stock Incentive Plan 2019
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense					$ 4,388,000	7,355,000	6,083,000
General and Administrative Expenses
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense					3,780,000	$ 6,746,000	$ 5,499,000
Accumulated Gain (Loss), Cash Flow Hedge Instruments
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on cash flow hedging instruments					110,000
Interest Rate Swaps
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Notional amounts					$ 110,000
Lease Rental Income | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee					0	0	0
Accounts Receivable | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lease					0	0
Total Fleet Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customers having containers on-hire | Customer					250
Number of customer accounted for over 10% of lease rental income | Customer					0	0	0
Total Fleet Lease Rental Income | Non United States Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's gross accounts receivable					95.60%	94.90%
Percentage of company's gross finance lease receivable					97.50%	98.40%
Total Fleet Lease Rental Income | Customer Concentration Risk | Five Largest Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income					50.00%	49.50%	49.50%
Total Fleet Lease Rental Income | Customer Concentration Risk | Twenty Five Largest Container Lessees
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income					82.10%	82.80%	80.00%
TL Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost						$ 529,000
TMCL II Secured Debt Facility Amendment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost							$ 238,000
TMCL II Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost							6,516,000
TL Term Loan
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost						352,000
Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges					$ 0	0	0
Impairment charges to write-off containers					7,179,000	12,980,000	3,822,000
Containers for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges					14,238,000	13,795,000	$ 4,250,000
Containers Held for Sale | Fair Value, Inputs, Level 2
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Assets measured at fair value on non-recurring basis					22,217,000	$ 10,898,000
Forecast
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Amortization expense								$ 5,291,000
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.			50.10%						25.00%
Number of board of directors seats | Person			2
Common stock, voting rights | VotingRight			2
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.			49.90%
Number of board of directors seats | Person			1
Common stock, voting rights | VotingRight			1
Addition to equity carrying value as percentage ownership interest to derive purchase price			6.00%
TW Container Leasing Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Capital restructuring effective date						Oct. 01, 2018
Reduction in noncontrolling interest						$ 30,438,000
Increase in additional paid-in capital						$ 780,000
Net income attributable to noncontrolling interests					0
TW Container Leasing Limited | TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of total common shares purchased				75.00%
Cash consideration				$ 29,658,000
WFC
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.									75.00%
TW
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Noncontrolling interest					$ 0
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period					3 months
Intangible assets, contract terms					13 years
Estimated useful lives					7 years
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms					11 years
Long term lease period					5 years
Estimated useful lives					3 years
Minimum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term					5 years
Minimum | Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of owned voting interest in the entity					50.00%

[1]	Amounts for the years ended December 31, 2018 and 2017 have been reclassified to conform with 2019 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).